Condensed Consolidated Statements of Operations (USD $)	3 Months Ended		12 Months Ended		49 Months Ended	52 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014
Revenue		$ 600	$ 3,100	$ 6,100	$ 133,456	$ 133,456
Operating expenses:
General and administrative	1,835,470	842,049	6,124,994	2,275,526	8,788,186	10,623,656
Selling and marketing	22,004	4,779	43,699	8,309	125,392	147,396
Total operating expenses	1,857,474	846,828	6,168,693	2,283,835	8,913,578	10,771,052
Operating loss	(1,857,474)	(846,228)	(6,165,593)	(2,277,735)	(8,780,122)	(10,637,596)
Other income and expense:
Interest expense	14,205,454	25,711	237,045	85,187	330,135	14,535,589
Loss on debt extinguishment	147,671					147,671
Gain on change in fair value of derivative	(6,123,583)					(6,123,583)
Other expense	125,000					125,000
Total other income and expense	8,354,542	25,711	237,045	85,187	330,135	8,684,677
Loss before income tax provision	(10,212,016)	(871,939)	(6,402,638)	(2,362,922)	(9,110,257)	(19,322,273)
Income tax provision
Net loss	$ (10,212,016)	$ (871,939)	$ (6,402,638)	$ (2,362,922)	$ (9,110,257)	$ (19,322,273)
Net loss per share
Basic and diluted (in dollars per share)	$ (0.11)	$ (0.01)	$ (0.08)	$ (0.06)
Weighted average common shares outstanding
Basic and diluted (in shares)	89,216,962	75,000,000	80,255,433	40,463,483